Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in benefit obligation
Beginning of year	$ (4,157)	$ (4,672)
Service cost	(299)	(302)
Interest cost	(218)	(221)
Actuarial (loss) gain	(1,276)	470
Benefits paid	362	568
End of year	(5,588)	(4,157)
Change in fair value of plan assets
Beginning of year	5,041	5,605
Actual return on plan assets	967	(417)
Employer contribution	465	421
Benefits paid	(362)	(568)
End of year	6,111	5,041
Funded status at end of year	$ 523	$ 884